Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 202,047	$ 157,362
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	77,078		$ 83,580
Accounts payable	51,005		41,177
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	17,705	20,144
Purchases	3,442	7,211
Dividend paid		$ 9,256
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	5,761		8,436
Accounts payable	$ 2,802		$ 2,062